UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 9/30/2012
Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):               [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      Liberty Capital Management

Address:   401 South Old Woodward
           Suite 430
           Birmingham, MI 48009


Form 13F File Number: 28-03742


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   Charles W. Brown
Title:  Vice President
Phone:  248.258.9290

Signature,  Place,  and  Date  of  Signing:

/s/ Charles W. Brown               Birmingham, MI                     10/22/2012
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]



Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

13F File Number  Name

28-_03742
---------------  ---------------------------------------------------------------

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    0

Form 13F Information Table Entry Total:              88

Form 13F Information Table Value Total:  $      108,240
                                         --------------
                                         (In Thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
NONE

                                                  FORM 13F INFORMATION TABLE

           COLUMN 1               COLUMN 2    COLUMN 3  COLUMN 4     COLUMN 5       COLUMN 6  COLUMN 7     COLUMN 8
------------------------------ -------------- --------- -------- ----------------- ---------- -------- -----------------
                                                         VALUE   SHRS OR  SH/ PUT/ INVESTMENT  OTHER   VOTING AUTHORITY
        NAME OF ISSUER         TITLE OF CLASS   CUSIP   (x$1000) PRN AMT  PRN CALL DISCRETION MANAGERS SOLE  SHARED NONE
------------------------------ -------------- --------- -------- -------- --- ---- ---------- -------- ----- ------ ----
ABBOTT LABS COM                COM            2824100       2274    33170 SH       SOLE                33170      0    0
AFLAC INC COM                  COM            1055102       1498    31285 SH       SOLE                31285      0    0
AIR PRODS & CHEMS INC COM      COM            9158106        268     3240 SH       SOLE                 3240      0    0
ALLERGAN INC COM               COM            18490102      1342    14650 SH       SOLE                14650      0    0
ALTRIA GROUP INC               COM            02209s103     1215    36375 SH       SOLE                36375      0    0
AMAZON COM INC COM             COM            23135106      1553     6107 SH       SOLE                 6107      0    0
AMERICAN EXPRESS CO COM        COM            25816109       350     6150 SH       SOLE                 6150      0    0
AMERICAN TEL&TELEG CO COM      COM            00206r102      424    11248 SH       SOLE                11248      0    0
AMERICAN TOWER CORP COM        COM            03027x100      215     3005 SH       SOLE                 3005      0    0
APPLE COMPUTER INC COM         COM            37833100      3262     4890 SH       SOLE                 4890      0    0
AUTOMATIC DATA PROCESS COM     COM            53015103       397     6770 SH       SOLE                 6770      0    0
BAXTER INTL INC COM            COM            71813109      1142    18945 SH       SOLE                18945      0    0
BORG-WARNER AUTOMOTIVE COM     COM            99724106      2040    29520 SH       SOLE                29520      0    0
CATERPILLAR INC DEL COM        COM            149123951      446     5180 SH       SOLE                 5180      0    0
CELGENE CORP COM               COM            151025010     1671    21870 SH       SOLE                21870      0    0
CENTURYTEL INC                 COM            156700106     1171    28985 SH       SOLE                28985      0    0
CERNER CORP COM                COM            156782104     1297    16757 SH       SOLE                16757      0    0
CHEVRON CORP                   COM            166764100     2859    24524 SH       SOLE                24524      0    0
CHUBB CORP COM                 COM            171232an1     1537    20155 SH       SOLE                20155      0    0
CHURCH & DWIGHT INC COM        COM            171340102     2677    49582 SH       SOLE                49582      0    0
CIMAREX ENERGY CO COM          COM            171798101      372     6355 SH       SOLE                 6355      0    0
COCA COLA CO COM               COM            191216100      231     6090 SH       SOLE                 6090      0    0
COGNIZANT TECH SOLUTNS CL A    COM            192446102     1184    16940 SH       SOLE                16940      0    0
CONSTELLATION BRANDS CL A      COM            21036p108      341    10550 SH       SOLE                10550      0    0
COSTCO WHSL CORP NEW COM       COM            22160k105     2212    22080 SH       SOLE                22080      0    0
CVS CORP COM                   COM            126650100     2482    51260 SH       SOLE                51260      0    0
DANAHER CORP DEL COM           COM            235851102     2830    51321 SH       SOLE                51321      0    0
DENTSPLY INTL INC NEW COM      COM            249030107      823    21590 SH       SOLE                21590      0    0
DIGITAL RLTY TR INC COM        COM            253868103     1176    16840 SH       SOLE                16840      0    0
ECOLAB INC COM                 COM            278865100     1766    27255 SH       SOLE                27255      0    0
EMERSON ELEC CO COM            COM            291011104      340     7035 SH       SOLE                 7035      0    0
ENERGY TRANSFER PRTNRS UNIT LT COM            29273r109     1009    23695 SH       SOLE                23695      0    0
ENTERPRISE PRODS PARTN COM     COM            293792107      493     9195 SH       SOLE                 9195      0    0
EXPRESS SCRIPTS INC COM        COM            30219g108     1868    29831 SH       SOLE                29831      0    0
EXXON MOBIL CORP COM           COM            30231g102     1231    13461 SH       SOLE                13461      0    0
F5 NETWORKS INC COM            COM            315616102      262     2505 SH       SOLE                 2505      0    0
FISERV INC COM                 COM            337738108     1669    22540 SH       SOLE                22540      0    0
FRANKLIN RES INC COM           COM            354613101     1157     9248 SH       SOLE                 9248      0    0
GENERAL ELEC CO COM            COM            369604103      772    33984 SH       SOLE                33984      0    0
GOOGLE INC CL A                COM            38259p508     2838     3761 SH       SOLE                 3761      0    0
HEALTH CARE REIT INC COM       COM            42217k106     1328    22995 SH       SOLE                22995      0    0
HOME DEPOT INC COM             COM            437076102      522     8650 SH       SOLE                 8650      0    0
ILLINOIS TOOL WKS INC COM      COM            452308109     2171    36500 SH       SOLE                36500      0    0
INTEL CORP COM                 COM            458140100      928    40984 SH       SOLE                40984      0    0
INTERNATIONAL BUS MACH COM     COM            459200101     3375    16271 SH       SOLE                16271      0    0
INTUIT COM                     COM            461202103     2858    48540 SH       SOLE                48540      0    0
ISHARES TR FTSE XNHUA IDX CHIN COM            464287184      627    18118 SH       SOLE                18118      0    0
ISHARES TR MSCI EAFE IDX EU, A COM            464287465      276     5200 SH       SOLE                 5200      0    0
ISHARES TR MSCI EMERG MKT      COM            464287234      641    15506 SH       SOLE                15506      0    0
ISHARES TR RUSSELL MCP GR      COM            464287234      478     7694 SH       SOLE                 7694      0    0
ISHARES TR RUSSELL1000 GRW     COM            464287614      278     4166 SH       SOLE                 4166      0    0
ISHARES TR S&P LATIN AM 40     COM            464287390      871    20450 SH       SOLE                20450      0    0
ISHARES TR S&P SMLCP GROW      COM            464287887      256     3061 SH       SOLE                 3061      0    0
JOHNSON & JOHNSON COM          COM            478160104      748    10861 SH       SOLE                10861      0    0
JOHNSON CTLS INC COM           COM            478366107      260     9500 SH       SOLE                 9500      0    0
KINDER MORGAN ENERGY UT LTD PA COM            494550106     1850    22425 SH       SOLE                22425      0    0
LOWES COS INC COM              COM            548661107      754    24945 SH       SOLE                24945      0    0
MASTERCARD INC CL A            COM            57636q104      413      915 SH       SOLE                  915      0    0
MBT FINANCIAL CORP             COM            578877102      214    81362 SH       SOLE                81362      0    0
MCDONALDS CORP COM             COM            580135101     1398    15235 SH       SOLE                15235      0    0

                                                  FORM 13F INFORMATION TABLE

           COLUMN 1               COLUMN 2    COLUMN 3  COLUMN 4     COLUMN 5       COLUMN 6  COLUMN 7     COLUMN 8
------------------------------ -------------- --------- -------- ----------------- ---------- -------- -----------------
                                                         VALUE   SHRS OR  SH/ PUT/ INVESTMENT  OTHER   VOTING AUTHORITY
        NAME OF ISSUER         TITLE OF CLASS   CUSIP   (x$1000) PRN AMT  PRN CALL DISCRETION MANAGERS SOLE  SHARED NONE
------------------------------ -------------- --------- -------- -------- --- ---- ---------- -------- ----- ------ ----
MCKESSON HBOC INC COM          COM            58155q103      993    11545 SH       SOLE                11545      0    0
MICROCHIP TECHNOLOGY COM       COM            595017104      942    28780 SH       SOLE                28780      0    0
MICROSOFT CORP COM             COM            594918104      830    27905 SH       SOLE                27905      0    0
MORGAN J P CHASE CO INC COM    COM            46625h100      493    12188 SH       SOLE                12188      0    0
PEPSICO INC COM                COM            713448108     2382    33655 SH       SOLE                33655      0    0
PERRIGO CO COM                 COM            714290103     1283    11040 SH       SOLE                11040      0    0
PHILIP MORRIS INTL INC COM     COM            718172109      911    10125 SH       SOLE                10125      0    0
PROCTER & GAMBLE CO COM        COM            742718109     1059    15265 SH       SOLE                15265      0    0
QUALCOMM INC COM               COM            747525103     2332    37330 SH       SOLE                37330      0    0
SCHLUMBERGER LTD COM           COM            806857108     2172    30030 SH       SOLE                30030      0    0
STERICYCLE INC COM             COM            858912108     1194    13195 SH       SOLE                13195      0    0
STRYKER CORP COM               COM            863667101     1286    23109 SH       SOLE                23109      0    0
SYSCO CORP COM                 COM            871829107      523    16721 SH       SOLE                16721      0    0
T ROWE PRICE GROUP INC         COM            74144t108     1881    29710 SH       SOLE                29710      0    0
TEREX CORP NEW COM             COM            880779103     2165    95877 SH       SOLE                95877      0    0
TEVA PHARMACEUTCL INDS ADR     COM            881624209      293     7065 SH       SOLE                 7065      0    0
TRACTOR SUPPLY CO COM          COM            892356106     1795    18150 SH       SOLE                18150      0    0
TUPPERWARE CORP COM            COM            899896104     1173    21880 SH       SOLE                21880      0    0
UNITED PARCEL SERVICE CL B     COM            911312106      638     8914 SH       SOLE                 8914      0    0
UNITED TECHNOLOGIES CP COM     COM            913017109     2204    28154 SH       SOLE                28154      0    0
US BANCORP DEL COM NEW         COM            902973304     1535    44755 SH       SOLE                44755      0    0
VERIZON COMMUNICATIONS COM     COM            92343v104     1021    22406 SH       SOLE                22406      0    0
VISA INC COM CL A              COM            92826c839     2416    17990 SH       SOLE                17990      0    0
VMWARE INC CL A COM            COM            928563402     1543    15945 SH       SOLE                15945      0    0
WAL MART STORES INC COM        COM            931142103      257     3482 SH       SOLE                 3482      0    0
WALGREEN                       COM            931422109      672    18450 SH       SOLE                18450      0    0
WELLS FARGO & CO NEW COM       COM            949746101      918    26600 SH       SOLE                26600      0    0
WHOLE FOODS MKT INC COM        COM            966837106      392     4025 SH       SOLE                 4025      0    0